Nature of Operations and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Vessels Chartered

The following table provides information about the 18 vessels owned as at December 31, 2016:

Vessel Name	Capacity in TEUs (1)	Year Built	Purchase Date by GSL	Charterer	Charter Remaining Duration (years) (2)	Daily Charter Rate
CMA CGM Matisse	2,262	1999	December 2007	CMA CGM	3.00	$15.300
CMA CGM Utrillo	2,262	1999	December 2007	CMA CGM	3.00	$15.300
Delmas Keta	2,207	2003	December 2007	CMA CGM	1.00	$18.465
Julie Delmas	2,207	2002	December 2007	CMA CGM	1.00	$18.465
Kumasi (3)	2,207	2002	December 2007	CMA CGM	4.00	$13.000
Marie Delmas (3)	2,207	2002	December 2007	CMA CGM	4.00	$13.000
CMA CGM La Tour	2,272	2001	December 2007	CMA CGM	3.00	$15.300
CMA CGM Manet	2,272	2001	December 2007	CMA CGM	3.00	$15.300
CMA CGM Alcazar	5,089	2007	January 2008	CMA CGM	4.00	$33.750
CMA CGM Château d’lf	5,089	2007	January 2008	CMA CGM	4.00	$33.750
CMA CGM Thalassa	11,040	2008	December 2008	CMA CGM	9.00	$47.200
CMA CGM Jamaica	4,298	2006	December 2008	CMA CGM	6.00	$25.350
CMA CGM Sambhar	4,045	2006	December 2008	CMA CGM	6.00	$25.350
CMA CGM America	4,045	2006	December 2008	CMA CGM	6.00	$25.350
CMA CGM Berlioz	6,621	2001	August 2009	CMA CGM	4.75	$34.000
OOCL Tianjin	8,063	2005	October 2014	OOCL	1.00	$34.500
OOCL Qingdao	8,063	2004	March 2015	OOCL	1.25	$34.500
OOCL Ningbo	8,063	2004	September 2015	OOCL	1.75	$34.500

(1)	Twenty-foot Equivalent Units.
(2)	Plus or minus 90 days, other than (i) OOCL Tianjin which is between October 28, 2017 and January 28, 2018, (ii) OOCL Qingdao which is between March 11, 2018 and June 11, 2018, and (iii) OOCL Ningbo which is between September 17, 2018 and December 17, 2018, all at charterer’s option.
(3)	The charters on these two vessels were amended in July 2016 to provide for a revised charter rate of $13.0 per day with effect from August 1, 2016 until September 14, 2017 for Marie Delmas and September 21, 2017 for Kumasi, and to provide for three option periods, all at the Company’s option, at a charter rate of $9.8 per day. The option periods are (i) September 15 or 22, 2017 for Marie Delmas and Kumasi respectively to December 31, 2018, (ii) January 1, 2019 to December 31, 2019 and (iii) January 1, 2020 to December 31, 2020.